SENIOR CONVERTIBLE PREFERRED SHARES AND WARRANTS (Tables)	6 Months Ended
Sep. 30, 2021
SENIOR CONVERTIBLE PREFERRED SHARES AND WARRANTS.
Schedule of roll forward of Level 3 investment, warrant liabilities

The roll forward of Level 3 liabilities, including both warrant liabilities and forward contract liabilities, is as following:

Six months ended
September 30,
2021
RMB

Fair value of Level 3 liabilities at the beginning of the period	—
Issuance of warrants and forward contract	3,186,295
The change in fair value of the liabilities	(824,568)
Foreign currency translation	1,523
Fair value of Level 3 liabilities at the end of the period	2,363,250

Schedule of estimated fair value using the Black-Scholes option pricing model

The forward contract and warrant are not traded in an active securities market. In terms of forward contract, discounted cash flow model was applied to estimate its fair value using the risk-free interest rate as the discount rate.

For the warrant, with the assistance from an independent valuation firm, the Company estimated its fair value using the Black-Scholes option pricing model using the following main assumptions:

September 30,
2021

Risk-free interest rate	0.12%
Expected volatility	43.08%
Dividend yield	0%
Expected term (in years)	1.28
Fair value of underlying senior convertible preferred share	US$0.92